SCHEDULE OF FOREIGN CURRENCY TRANSLATION EXCHANGE RATES (Details)	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Year End [Member]
Debt Instrument [Line Items]
Foreign currency exchange rate, translation	6.8972	6.3757	6.5250
Average [Member]
Debt Instrument [Line Items]
Foreign currency exchange rate, translation	6.7290	6.4508	6.9042